Document and Entity Information	Nov. 10, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001341766
Document Type	8-K
Document Period End Date	Nov. 10, 2025
Entity Registrant Name	CELSIUS HOLDINGS, INC.
Entity Incorporation State Country Code	NV
Entity File Number	001-34611
Entity Tax Identification Number	20-2745790
Entity Address, Address Line One	2381 NW Executive Center Drive
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	276-2239
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	CELH
Entity Emerging Growth Company	false